Reconciliation of Accrued Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Schedule of Unrecognized Tax Benefits [Line Items]
Beginning balance	$ 158	$ 163
Foreign currency adjustment	(6)	(5)
Ending balance	$ 152	$ 158